UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND

FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 9.8%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
12,658	Delphi Corp.	$96,074

Hotels, Restaurants & Leisure - 0.1%
6,937	Fairmont Hotels Resorts, Inc.	216,643
10,289	McDonald's Corp.	333,261

		549,904

Internet & Catalog Retail - 0.3%
29,278	Amazon Com, Inc. (a)	1,265,395

Media - 0.7%
14,114	Comcast Corp., Class A shares (a)	446,144
4,683	Dow Jones & Co., Inc.	178,516
4,869	Gannett, Inc.	389,715
14,479	Liberty Media Corp., Series A shares (a)	151,161
723	Liberty Media International, Inc., Series A shares (a)	32,737
53,995	Time Warner, Inc. (a)	971,910
42,761	The Walt Disney Co.	1,224,247

		3,394,430

Multi-Line Retail - 0.1%
9,630	Costco Wholesale Corp.	455,210

Specialty Retail - 0.1%
10,578	The Home Depot, Inc.	436,448

	TOTAL CONSUMER DISCRETIONARY	6,197,461

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
15,454	The Coca-Cola Co.	641,187

Food & Drug Retailing - 0.1%
6,909	Walgreen Co.	294,393

Food Products - 0.4%
6,059	General Mills, Inc.	321,066
7,835	Hershey Foods Corp.	458,269
8,852	Kraft Foods, Inc., Class A shares	300,791
12,057	William Wrigley Jr. Co.	848,692

		1,928,818

Household Products - 0.2%
6,995	Kimberly-Clark Corp.	458,242
9,419	Procter & Gamble Co.	501,373

		959,615

Personal Products - 0.3%
26,758	Gillette Co.	1,357,166

	TOTAL CONSUMER STAPLES	5,181,179

ENERGY - 0.7%
Energy Equipment & Services - 0.0%
4,103	Schlumberger Ltd.	279,168

Oil & Gas - 0.7%
6,420	BP PLC - ADR	382,760
12,096	ChevronTexaco Corp.	658,022
5,413	ConocoPhillips	502,272
19,189	Encana Corp.	1,133,878
8,219	Exxon Mobil Corp.	424,100

		3,101,032

	TOTAL ENERGY	3,380,200

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

FINANCIALS - 1.9%
Banks - 0.3%
18,907	Wells Fargo & Co.	$1,158,999

Diversified Financials - 0.5%
16,438	JPMorgan Chase & Co.	613,631
20,282	Merrill Lynch & Co., Inc.	1,218,340
13,075	Morgan Stanley	731,677

		2,563,648

Insurance - 0.8%
16,752	American International Group, Inc.	1,110,490
20	Berkshire Hathaway Inc., Class A shares (a)	1,798,000
3,216	Chubb Corp.	239,528
11,566	Old Republic International Corp.	268,331
14,416	The St. Paul Travelers Cos., Inc.	541,177

		3,957,526

Real Estate - 0.3%
11,670	Forest City Enterprises, Inc., Class A shares	676,393
12,620	The St. Joe Co.	868,256

		1,544,649

	TOTAL FINANCIALS	9,224,822

HEALTHCARE - 1.2%
Biotechnology - 0.5%
14,127	Amgen, Inc. (a)	879,265
29,750	Genentech, Inc. (a)	1,419,373

		2,298,638

Pharmaceuticals - 0.7%
12,453	Eli Lilly & Co.	675,451
10,403	Johnson & Johnson	673,074
1,894	Medco Health Solutions, Inc. (a)	80,628
17,289	Merck & Co., Inc.	484,956
47,138	Pfizer Inc.	1,138,854
7,177	Wyeth	284,425

		3,337,388

	TOTAL HEALTHCARE	5,636,026

INDUSTRIALS - 1.0%
Air Freight & Couriers - 0.1%
6,779	United Parcel Service, Inc., Class B shares	506,256

Commercial Services & Supplies - 0.2%
5,402	First Data Corp.	220,077
6,725	H&R Block, Inc.	324,885
7,511	Waste Management, Inc.	217,819

		762,781

Electrical Equipment - 0.1%
15,013	Molex, Inc. - Class A shares	383,132

Industrial Conglomerates - 0.4%
9,551	3M Co.	805,722
13,972	Canadian Pacific Railway, Ltd., Class 1 shares	470,577
24,308	General Electric Co.	878,248

		2,154,547

Machinery - 0.0%
2,849	Dover Corp.	109,117

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Road & Rail - 0.2%
10,682	Burlington Northern Santa Fe Corp.	$514,659
12,168	Florida East Coast Industries, Inc.	523,954

		1,038,613

	TOTAL INDUSTRIALS	4,954,446

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.5%
42,325	CIENA Corp. (a)	107,929
28,659	Cisco Systems, Inc. (a)	517,008
27,878	Corning, Inc. (a)	304,985
23,411	Juniper Networks, Inc. (a)	588,318
40,936	Motorola, Inc.	644,333

		2,162,573

Computers & Peripherals - 0.3%
31,014	Dell Inc. (a)	1,295,145
19,055	Western Digital Corp. (a)	205,222

		1,500,367

Electronic Equipment & Instruments - 0.1%
4,821	Mettler-Toledo International, Inc. (a)	241,821
12,782	Vishay Intertechnology, Inc. (a)	167,061

		408,882

Internet Software & Services - 0.0%
5,716	IAC/InterActiveCorp (a)	138,499

Semiconductor Equipment & Products - 0.5%
4,027	Freescale Semiconductor, Inc., Class B shares (a)	70,352
43,636	Intel Corp.	979,628
42,386	Texas Instruments, Inc.	983,779
21,322	Xilinx, Inc.	622,389

		2,656,148

Software - 0.3%
37,090	Microsoft Corp.	974,725
7,380	Sybase, Inc. (a)	143,689
14,418	VERITAS Software Corp. (a)	370,831

		1,489,245

	TOTAL INFORMATION TECHNOLOGY	8,355,714

MATERIALS - 0.5%
Chemicals - 0.2%
8,215	E.I. Du Pont de Nemour & Co.	390,705
6,209	PPG Industries, Inc.	427,055

		817,760

Metals & Mining - 0.2%
11,049	Alcoa, Inc.	326,056
11,838	Nucor Corp.	664,822

		990,878

Paper & Forest Products - 0.1%
5,391	Weyerhaeuser Co.	336,398

	TOTAL MATERIALS	2,145,036

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
20,788	SBC Communications, Inc.	493,923
13,009	Verizon Communications, Inc.	462,990

	TOTAL TELECOMMUNICATION SERVICES	956,913

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

UTILITIES - 0.2%
Electric Utilities - 0.2%
5,713	Allegheny Energy, Inc. (a)	$110,489
9,347	Ameren Corp.	468,472
4,994	American Electric Power, Inc.	176,039
5,563	PPL Corp.	300,402

	TOTAL UTILITIES	1,055,402

	TOTAL COMMON STOCK
	(Cost - $41,386,917)	47,087,199

FACE
AMOUNT

U.S. TREASURY OBLIGATIONS - 87.1%
	United States Treasury Strip Notes:
$446,355,000	due 5/17/07 (b)	413,950,966
4,626,358	due 8/15/07	4,250,013

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost - $409,367,790)	418,200,979

SHORT-TERM OBLIGATIONS - 3.5%
U.S. TREASURY BILL - 0.4%
2,000,000	United States Treasury Bill due 3/17/05 (Cost $1,994,708)	1,994,732

REPURCHASE AGREEMENT - 3.1%
14,964,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05;
	Proceeds at maturity - $14,964,956; (Fully collateralized by U.S. Treasury
	Note, 2.000% due 8/31/05; Market value - $15,264,634) (Cost - $14,964,000)	14,964,000

	TOTAL SHORT-TERM OBLIGATIONS
	(Cost - $16,958,708)	16,958,732

	TOTAL INVESTMENTS - 100.4%
	(Cost - $467,713,415*)	482,246,910
	Liabilities in Excess of Other Assets - (0.4)%	(1,948,601)

	TOTAL NET ASSETS - 100.0%	$480,298,309

(a)	Non-income producing security.
(b)	Security is segregated and/or held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purpose is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Capital Preservation Fund (“Fund”), a separate investment fund of Smith Barney Trust II (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices of exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a

Notes to Schedule of Investments (unaudited)(continued)

change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,243,019
Gross unrealized depreciation	(1,709,524)

Net unrealized appreciation	$14,533,495

At January 31, 2005, the Fund had the following open futures contracts:

	# of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	21	3/05	$6,117,993	$6,203,925	$85,932

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	March 30, 2005